FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULE OF CHANGE IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair value at date of acquisition	$ (200)	$ (27,400)	$ (300)
Contingent Consideration Arrangements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Balance at beginning of the period	(28,993)	(20,615)
Fair value adjustments	9,198	11,056
Foreign currency exchange gains	0	626
Included in other comprehensive (loss) income	(1,571)	1,872
Fair value at date of acquisition	(185)	(27,442)
Settlements	0	5,510
Other	2,133	0
Balance at end of the period	$ (19,418)	$ (28,993)	$ (20,615)